UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-5877

Dreyfus Strategic Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end: 11/30

Date of reporting period: 5/31/06

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus Strategic Municipal Bond Fund, Inc.

Protecting Your Privacy
Our Pledge to You

THE FUND IS COMMITTED TO YOUR PRIVACY. On this page, you will find the Fund’s policies and practices for collecting, disclosing, and safeguarding “nonpublic personal information,” which may include financial or other customer information.These policies apply to individuals who purchase Fund shares for personal, family, or household purposes, or have done so in the past. This notification replaces all previous statements of the Fund’s consumer privacy policy, and may be amended at any time. We’ll keep you informed of changes as required by law.

YOUR ACCOUNT IS PROVIDED IN A SECURE ENVIRONMENT. The Fund maintains physical, electronic and procedural safeguards that comply with federal regulations to guard nonpublic personal information. The Fund’s agents and service providers have limited access to customer information based on their role in servicing your account.

THE FUND COLLECTS INFORMATION IN ORDER TO SERVICE AND ADMINISTER YOUR ACCOUNT.

The Fund collects a variety of nonpublic personal information, which may include:

•	Information we receive from you, such as your name, address, and social security number.
•	Information about your transactions with us, such as the purchase or sale of Fund shares.
•	Information we receive from agents and service providers, such as proxy voting information.

THE FUND DOES NOT SHARE NONPUBLIC

PERSONAL INFORMATION WITH ANYONE, EXCEPT AS PERMITTED BY LAW.

Thank you for this opportunity to serve you.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Statement of Investments
21	Statement of Assets and Liabilities
22	Statement of Operations
23	Statement of Changes in Net Assets
24	Financial Highlights
26	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

Dreyfus
Strategic Municipal Bond Fund, Inc.

The	Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Strategic Municipal Bond Fund, Inc., covering the six-month period from December 1, 2005, through May 31, 2006.

Since June 2004, the Federal Reserve Board (the “Fed”) has attempted to manage U.S. economic growth and forestall potential inflation by gradually raising short-term interest rates. In our view, the Fed’s shift from a stimulative monetary policy to a neutral one has so far been successful: the economy has grown at a moderate pace, the unemployment rate has dropped, corporate profits have risen, and inflation has generally remained in check despite recent cost pressures stemming from higher energy and import prices.

As we near the second half of the year, the financial markets appear more likely to be influenced not by what the Fed already has accomplished, but by investors’ expectations of what is to come, including the Fed’s decision to increase rates further, maintain them at current levels or reduce them to stimulate future growth. We believe that this decision will depend largely on the outlook for core inflation in 2007. The Fed probably can stand pat as long as it expects inflation to remain subdued. But if inflationary pressures continue to build, the Fed may choose to tighten monetary policy further. As always, we urge you to discuss with your financial advisor the potential implications of these possibilities on your investments.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support.

Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
June 15, 2006

2

DISCUSSION OF FUND PERFORMANCE

James Welch, Portfolio Manager

How did Dreyfus Strategic Municipal Bond Fund perform during the period?

For the six-month period ended May 31, 2006, the fund achieved a total return of 3.49% .1 Over the same period, the fund provided aggregate income dividends of $0.258 per share, which reflects a distribution rate of 5.93% .2

Longer-term municipal bond prices continued to hold up relatively well amid rising short-term interest rates for much of the reporting period, until intensifying inflation fears led to a bout of market weakness in the spring of 2006. The fund continued to receive strong income contributions from its core holdings of seasoned municipal bonds, which were purchased at a time when yields were higher than today, as well as lower-rated, corporate-backed securities.

What is the fund’s investment approach?

The fund seeks to maximize current income exempt from federal income tax to the extent believed by Dreyfus to be consistent with the preservation of capital. In pursuing this goal, the fund invests at least 80% of its assets in municipal bonds. Under normal market conditions, the weighted average maturity of the fund’s portfolio is expected to exceed 10 years. Municipal bonds are classified as general obligation bonds, revenue bonds and notes. Under normal market conditions, the fund invests at least 80% of its net assets in municipal bonds considered investment grade or the unrated equivalent as determined by Dreyfus.

The fund also issues auction rate preferred stock and invests the proceeds in a manner consistent with its investment objective.This has the effect of “leveraging” the portfolio, which can increase the fund’s performance potential as well as, depending on market conditions, enhance net asset value volatility.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Over time, many of the fund’s older, higher yielding bonds have matured or were redeemed by their issuers. We have generally attempted to replace those bonds with investments consistent with the fund’s investment policies. We have also sought to upgrade the fund with newly issued bonds that, in our opinion, have better structural or income characteristics than existing holdings. When such opportunities arise, we usually look to sell bonds that are close to their optimal redemption date or maturity. In addition, we conduct credit analysis of the fund’s holdings in an attempt to avoid potential defaults on interest and principal payments.

What other factors influenced the fund’s performance?

The Federal Reserve Board (the “Fed”) implemented four more increases in the overnight federal funds rate, driving it to 5% by the reporting period’s end. While longer-term bond yields also rose, they initially climbed less steeply than short-term rates,supporting bond prices and contributing to a further narrowing of yield differences between the short and long ends of the market’s maturity range.A more pronounced rise in long-term yields beginning in March 2006 was not enough to erase the fund’s positive total returns for the reporting period overall.

The fund’s results also were influenced by supply-and-demand factors in the municipal bond market.The growing U.S. economy benefited most states and municipalities, helping to reduce unemployment and boost corporate and personal income tax receipts. As a result, the national supply of newly issued bonds moderated compared to the same period one year ago. However, demand from individual and institutional investors generally remained robust, putting downward pressure on bond yields and supporting their prices.

In this environment, the fund continued to receive strong income contributions from its core holdings of seasoned bonds. Some of those holdings were called by their issuers during the reporting period, and some were “pre-refunded,” a process in which new securities are issued at lower yields and part of the proceeds is set aside to redeem higher

4

yielding bonds at the earliest available opportunity. Prices of pre-refunded bonds tend to rise. The fund also received strong income contributions from its corporate-backed holdings, including bonds issued on behalf of airlines, as well as securities backed by the states’ settlement of litigation with U.S. tobacco companies.

As yield differences along the market’s maturity spectrum narrowed, we focused more intently on bonds with maturities in the 20-year range while reducing exposure to securities with 10-year maturities. This strategy helped the fund participate more fully in strength among longer-term securities while managing the risks that longer-dated positions typically entail.

What is the fund’s current strategy?

Although the Fed appears to be near the end of its credit tightening campaign, we believe that one or more additional rate hikes are likely. Indeed, recent economic data have been mixed, with some suggesting that inflationary pressures are mounting, while others show signs of economic weakness. Therefore, while we generally have maintained the same income-oriented strategy that we employed during the reporting period, we are prepared to alter the fund’s profile when we become convinced that short-term interest rates have peaked and the U.S. economy is moving to the next phase of its cycle.

June 15, 2006

[1]	Total return includes reinvestment of dividends and any capital gains paid, based upon net asset value per share. Past performance is no guarantee of future results. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable. Return figure provided reflects the absorption of certain expenses by The Dreyfus Corporation pursuant to an undertaking in effect through
October 31, 2006. Had these expenses not been absorbed, the fund’s return would have been lower.
[2]	Distribution rate per share is based upon dividends per share paid from net investment income during the period, divided by the market price per share at the end of the period, adjusted for any capital gain distributions.

The Fund 5

STATEMENT OF INVESTMENTS
May 31, 2006 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—142.3%	Rate (%)	Date	Amount ($)	Value ($)

Alabama—1.0%
Jefferson County,
Limited Obligation School
Warrants	5.50	1/1/22	4,000,000	4,278,280
Alaska—4.1%
Alaska Housing Finance Corp.
(Veterans Mortgage Program)	6.25	6/1/35	5,085,000	5,319,419
Alaska Housing Finance Corp.,
General Mortgage Revenue
(Insured; MBIA)	6.05	6/1/39	11,915,000	12,248,858
Arizona—.5%
Apache County Industrial
Development Authority, PCR
(Tucson Electric Power Co.
Project)	5.85	3/1/28	2,220,000	2,220,932
Arkansas—1.9%
Arkansas Development Finance
Authority, SFMR (Mortgage
Backed Securities Program)
(Collateralized; GNMA)	6.25	1/1/32	2,780,000	2,785,755
Little Rock School District
(Insured; FSA)	5.25	2/1/30	5,000,000	5,193,600
California—5.7%
California,
GO	5.50	4/1/28	4,855,000	5,272,287
California,
GO (Various Purpose)	5.25	11/1/27	4,240,000	4,442,587
California Department of Veteran
Affairs, Home Purchase Revenue	5.20	12/1/28	5,000,000	5,002,000
California Health Facilities
Financing Authority, Revenue
(Cedars-Sinai Medical Center)	6.25	12/1/09	3,750,000 [a]	4,096,162
Chula Vista,
IDR (San Diego Gas and
Electric Co.)	5.00	12/1/27	3,000,000	3,030,360
Chula Vista,
IDR (San Diego Gas and
Electric Co.)	5.00	12/1/27	2,500,000	2,525,300

6

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Colorado—4.4%
Colorado Health Facilities
Authority, Revenue (American
Housing Foundation 1, Inc.)	8.50	12/1/31	1,995,000	2,059,179
Colorado Housing Finance Authority
(Collateralized; FHA)	6.60	8/1/32	2,285,000	2,376,103
Denver City and County,
Special Facilities Airport Revenue
(United Airlines Project)	6.88	10/1/32	2,885,000 [b]	2,967,222
Northwest Parkway Public Highway
Authority, Revenue	7.13	6/15/41	7,000,000	6,575,590
Silver Dollar Metropolitan District	7.05	12/1/06	4,755,000 [a]	4,834,361
Connecticut—5.6%
Connecticut	5.00	5/1/25	3,500,000	3,680,110
Connecticut Development Authority,
PCR (Connecticut Light and
Power Co. Project)	5.95	9/1/28	9,000,000	9,463,230
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	5.00	7/1/42	4,735,000	4,851,954
Connecticut Resources Recovery
Authority (American REF-FUEL
Co. of Southeastern
Connecticut Project)	6.45	11/15/22	4,985,000	5,026,874
Mohegan Tribe Indians Gaming
Authority, Public
Improvement-Priority
Distribution	6.25	1/1/31	1,000,000	1,066,170
District of Columbia—1.0%
Metropolitan Washington Airports
Authority, Special Facilities
Revenue (Caterair
International Corp.)	10.13	9/1/11	4,300,000	4,305,762
Florida—4.8%
Florida Housing Finance Corp.,
Housing Revenue (Seminole
Ridge Apartments)
(Collateralized; GNMA)	6.00	4/1/41	6,415,000	6,652,932

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Florida (continued)
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	5.25	11/15/36	7,000,000 [c]	7,253,470
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)	6.00	10/1/09	70,000 [a]	75,541
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)	6.00	10/1/26	3,430,000	3,610,178
Orange County Health Facilities
Authority, Revenue (Adventist
Health System)	6.25	11/15/24	3,000,000	3,285,240
Georgia—2.6%
Atlanta,
Airport Revenue (Insured; FSA)	5.25	1/1/25	3,000,000	3,133,380
Augusta,
Airport Revenue	5.45	1/1/31	2,500,000	2,528,900
Georgia Housing and Finance
Authority, SFMR	5.60	12/1/32	2,495,000	2,568,752
Savannah Economic Development
Authority, EIR (International
Paper Co.)	6.20	8/1/27	2,670,000	2,872,600
Idaho—.1%
Idaho Housing and Finance
Association, SFMR
(Collateralized; FNMA)	6.35	1/1/30	550,000	570,460
Illinois—10.0%
Chicago,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	6.25	10/1/32	2,240,000	2,289,840
Chicago O’Hare International
Airport, General Airport
Revenue (3rd Lien) (Insured;
XLCA)	6.00	1/1/29	5,000,000	5,499,050
Chicago O’Hare International
Airport, Special Facilities
Revenue (American Airlines
Inc. Project)	8.20	12/1/24	7,200,000	7,235,928

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Illinois (continued)
Illinois Educational Facilities
Authority, Revenue (Chicago
University) (Insured; MBIA)	5.13	7/1/38	5,000,000	5,128,750
Illinois Educational Facilities
Authority, Revenue
(Northwestern University)	5.00	12/1/38	5,000,000	5,098,650
Illinois Health Facilities
Authority, Revenue (Advocate
Health Care Network)	6.13	11/15/10	5,000,000 [a]	5,476,550
Illinois Health Facilities
Authority, Revenue (OSF
Healthcare System)	6.25	11/15/09	10,900,000 [a]	11,876,640
Indiana—1.5%
Franklin Township School Building
Corp., First Mortgage	6.13	7/15/10	6,000,000 [a]	6,638,100
Kansas—.8%
Burlington,
PCR (Kansas Gas and Electric
Co. Project) (Insured; MBIA)	4.85	6/1/31	3,250,000 [c]	3,268,687
Louisiana—1.8%
West Feliciana Parish,
PCR (Entergy Gulf States)	7.00	11/1/15	3,000,000	3,011,220
West Feliciana Parish,
PCR (Entergy Gulf States)	6.60	9/1/28	4,700,000	4,751,230
Maryland—1.2%
Maryland Economic Development
Corp., Senior Student Housing
Revenue (University of
Maryland, Baltimore Project)	5.75	10/1/33	2,550,000	2,439,916
Maryland Industrial Development
Financing Authority, EDR
(Medical Waste Associates
Limited Partnership Facility)	8.75	11/15/10	3,710,000	2,706,816
Massachusetts—6.7%
Massachusetts Development Finance
Agency, Revenue (WGBH
Educational Foundation)
(Insured; AMBAC)	5.38	1/1/12	5,750,000 [a]	6,264,797

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts (continued)
Massachusetts Health and
Educational Facilities
Authority, Revenue (Civic
Investments)	9.00	12/15/15	2,000,000	2,447,760
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology)	5.50	7/1/32	4,000,000	4,606,880
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Partners Healthcare
System)	5.75	7/1/32	3,000,000	3,235,740
Massachusetts Housing Finance
Agency, Housing	5.00	6/1/30	1,000,000	1,022,150
Massachusetts Housing Finance
Agency, SFHR	5.00	12/1/35	6,000,000	6,023,760
Massachusetts Turnpike Authority,
Metropolitan Highway System
Revenue (Insured; MBIA)	5.00	1/1/37	5,205,000	5,274,435
Michigan—3.2%
Charyl Stockwell Academy,
COP	5.90	10/1/35	1,000,000	1,006,770
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.00	7/1/35	4,000,000	4,288,960
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	8,720,000	8,700,031
Minnesota—1.0%
Saint Paul Housing and
Redevelopement Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/25	1,000,000	1,078,970

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Minnesota (continued)
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/35	3,000,000	3,227,520
Mississippi—.7%
Mississippi Business Finance
Corp., PCR (Systems Energy
Resources, Inc.)	5.90	5/1/22	3,160,000	3,181,520
Nebraska—.3%
Nebraska Investment Finance
Authority, SFMR	8.02	3/1/26	1,250,000 [d,e]	1,274,125
Nevada—3.9%
Clark County,
IDR (Nevada Power Co. Project)	5.60	10/1/30	3,000,000	3,015,270
Washoe County
(Reno-Sparks Convention
Center) (Insured; FSA)	6.40	1/1/10	8,000,000 [a]	8,711,360
Washoe County,
Water Facility Revenue (Sierra
Pacific Power Co.)	5.00	7/1/09	5,000,000	5,031,650
New Hampshire—3.4%
New Hampshire Business Finance
Authority, PCR (Public Service
Co.) (Insured; MBIA)	6.00	5/1/21	2,690,000	2,834,749
New Hampshire Business Finance
Authority, PCR (Public Service
Co.) (Insured; MBIA)	6.00	5/1/21	6,000,000	6,322,860
New Hampshire Industrial
Development Authority, PCR
(Connecticut Light)	5.90	11/1/16	5,400,000	5,556,060
New Jersey—3.7%
New Jersey Economic Development
Authority, Special Facilities Revenue
(Continental Airlines, Inc. Project)	6.25	9/15/19	4,620,000	4,609,143

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New Jersey (continued)
Tobacco Settlement Financing Corp.
of New Jersey, Tobacco
Settlement Asset-Backed Bonds	7.00	6/1/41	10,095,000	11,443,894
New York—4.9%
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	3,000,000	3,445,500
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.75	8/1/31	11,000,000	12,356,080
New York State Dormitory
Authority, Revenue (Marymount
Manhattan College) (Insured;
Radian)	6.25	7/1/29	4,000,000	4,286,640
New York State Dormitory
Authority, Revenue (Suffolk
County Judicial Facility)	9.50	4/15/14	605,000	817,851
North Carolina—.6%
North Carolina Eastern Municipal
Power Agency, Power Systems
Revenue	6.70	1/1/19	2,500,000	2,719,075
Ohio—5.4%
Cuyahoga County,
Hospital Facilities Revenue
(UHHS/CSAHS-Cuyahoga, Inc. and
CSAHS/UHHS-Canton, Inc.
Project)	7.50	1/1/30	3,500,000	3,856,825
Cuyahoga County,
Hospital Improvement Revenue
(The Metrohealth Systems
Project)	6.15	2/15/09	10,000,000 [a]	10,709,800

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Ohio (continued)
Ohio Air Quality Development
Authority, PCR (Cleveland
Electric Illumimating Co.
Project) (Insured; ACA)	6.10	8/1/20	2,400,000	2,481,768
Ohio Housing Finance Agency,
Residential Mortgage Revenue
(Mortgage-Backed Securities
Program) (Collateralized; GNMA)	6.15	3/1/29	1,885,000	1,910,429
Ohio Water Development Authority,
Pollution Control Facilities
Revenue (Cleveland Electric
Illuminating Co. Project)
(Insured; ACA)	6.10	8/1/20	4,000,000	4,136,280
Oklahoma—3.4%
Oklahoma Development Finance
Authority, Revenue (Saint John
Health System)	6.00	2/15/29	9,000,000	9,503,010
Oklahoma Industries Authority,
Health System Revenue
(Obligated Group) (Insured;
MBIA)	5.75	8/15/09	2,105,000 [a]	2,248,940
Oklahoma Industries Authority,
Health System Revenue
(Obligated Group) (Insured;
MBIA)	5.75	8/15/29	2,895,000	3,063,228
Oregon—1.2%
Oregon,
GO (Veterans Welfare)	5.25	10/1/42	2,000,000	2,026,560
Western Generation Agency,
Cogeneration Project Revenue
(Wauna Cogeneration Project)	7.40	1/1/16	3,250,000	3,261,928
Pennsylvania—1.7%
Allegheny County Port Authority,
Special Transporation Revenue
(Insured; MBIA)	6.13	3/1/09	4,750,000 [a]	5,093,520

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania (continued)
Pennsylvania Economic Development
Financing Authority, Exempt
Facilities Revenue (Reliant
Energy Seward, LLC Project)	6.75	12/1/36	2,000,000	2,129,620
Pennsylvania Housing Finance
Agency, Multi-Family
Development Revenue	8.25	12/15/19	249,000	249,543
Rhode Island—1.5%
Rhode Island Health and
Educational Building Corp.
Higher Educational Facilities
(University of Rhode Island)
(Insured; MBIA)	5.88	9/15/09	5,910,000 [a]	6,362,706
South Carolina—7.2%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	7.27	12/1/28	9,500,000 [d,e]	11,330,365
Greenville Hospital System,
Hospital Facilities Revenue
(Insured; AMBAC)	5.50	5/1/26	7,000,000	7,478,520
Medical University of South
Carolina, Hospital Facilities
Revenue	6.00	7/1/09	5,000,000 [a]	5,372,900
Richland County,
EIR (International Paper Co.)	6.10	4/1/23	6,500,000	7,006,675
Tennessee—3.7%
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance)	7.50	7/1/25	2,000,000	2,322,780
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance)	7.50	7/1/33	4,875,000	5,642,081

14

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Tennessee (continued)
Memphis Center Revenue Finance
Corp., Sports Facility Revenue
(Memphis Redbirds)	6.50	9/1/28	6,000,000	5,856,660
Tennessee Housing Development
Agency (Homeownership Program)	6.00	1/1/28	1,940,000	1,958,100
Texas—20.8%
Alliance Airport Authority Inc.,
Special Facilities Revenue
(American Airlines, Inc.
Project)	7.50	12/1/29	5,000,000	4,966,150
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport,
Facility Improvement Corp.
Revenue (Bombardier Inc.)	6.15	1/1/16	3,000,000	3,029,550
Gregg County Health Facilities
Development Corp., HR (Good
Shephard Medical Center
Project) (Insured; Radian)	6.38	10/1/25	2,500,000	2,730,450
Harris County Health Facilities
Development Corp., HR
(Memorial Hermann Healthcare
System)	6.38	6/1/11	7,000,000 [a]	7,847,350
Harris County-Houston Sports
Authority, Revenue (Third
Lien-A-3) (Insured; MBIA)	0.00	11/15/31	9,685,000	2,545,993
Houston,
Combined Utility System First
Lien Revenue (Insured; MBIA)	5.25	5/15/25	7,785,000	8,268,449
Katy Independent School District
(Permanent School Fund
Guaranteed)	6.13	2/15/09	11,360,000 [a]	12,068,296
Lubbock Texas Housing Financing
Corp., SFMR (Collateralized:
FNMA and GNMA)	6.70	10/1/30	1,800,000	1,851,318
Sabine River Authority,
PCR (TXU Electric Co. Project)	5.50	11/1/11	2,490,000	2,637,234

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Texas (continued)
Sabine River Authority,
PCR (TXU Electric Co. Project)	6.45	6/1/21	4,900,000	5,222,420
Texas
(Veterans)	6.00	12/1/30	3,935,000	4,154,180
Texas
(Veterans Housing Assistance
Program)	6.10	6/1/31	8,510,000	8,908,013
Texas Department of Housing and
Community Affairs, Home
Mortgage Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	9.87	7/2/24	1,700,000 [d]	1,714,824
Texas Department of Housing and
Community Affairs, Residential
Mortgage Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	5.35	7/1/33	5,625,000	5,726,025
Texas Turnpike Authority,
Central Texas Turnpike
System Revenue
(Insured; AMBAC)	5.25	8/15/42	6,775,000	7,087,328
Tomball Hospital Authority,
Revenue (Tomball Regional
Hospital)	6.00	7/1/25	4,650,000	4,804,891
Tyler Health Facilities
Development Corp., HR
(East Texas Medical Center
Regional Healthcare
System Project)	6.75	11/1/25	5,850,000	5,931,315
Utah—1.3%
Carbon County,
Solid Waste Disposal Facility
Revenue (Sunnyside
Cogeneration Associates
Project)	7.10	8/15/23	3,918,000	4,165,108
Utah Housing Corp.,
SFMR	5.00	7/1/37	1,640,000	1,643,018
Virginia—6.0%
Henrico County Industrial
Development Authority, Revenue
(Bon Secours Health System)	8.28	8/23/27	7,500,000 [d]	9,701,100

16

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Virginia (continued)
Tobacco Settlement Financing Corp.
of Virginia, Tobacco
Settlement Asset-Backed Bonds	5.63	6/1/37	6,810,000	6,979,024
Virginia Housing Development
Authority, Rental Housing	6.20	8/1/24	8,520,000	8,952,816
Washington—3.4%
Energy Northwest,
Revenue (Wind Project)	6.00	1/1/07	3,670,000 [a]	3,827,333
Washington Higher Educational
Facilities Authority, Revenue
(Whitman College)	5.88	10/1/09	10,000,000 [a]	10,678,900
Wisconsin—6.9%
Badger Tobacco Asset
Securitization Corp., Tobacco
Settlement Asset-Backed Bonds	8.40	6/1/27	5,000,000 [d,e]	5,569,050
Badger Tobacco Asset
Securitization Corp., Tobacco
Settlement Asset-Backed Bonds	7.00	6/1/28	14,570,000	16,244,093
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care)	6.40	4/15/33	5,500,000	6,022,060
Wisconsin Health and Educational
Facilities Authority, Revenue
(Marshfield Clinic)	5.38	2/15/34	2,000,000	2,067,680
Wyoming—3.7%
Sweetwater County,
SWDR (FMC Corp. Project)	5.60	12/1/35	5,000,000	5,225,850
Wyoming Student Loan Corp.,
Student Loan Revenue	6.20	6/1/24	5,000,000	5,295,150
Wyoming Student Loan Corp.,
Student Loan Revenue	6.25	6/1/29	5,000,000	5,281,300
U.S. Related—.7%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/55	20,000,000	675,000
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	0.00	7/1/35	10,000,000	2,468,900
Total Long-Term Municipal Investments
(cost $588,037,503)				612,670,881

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Municipal	Coupon	Maturity	Principal
Investments—.8%	Rate (%)	Date	Amount ($)	Value ($)

Indiana—.2%
Mount Vernon,
Pollution Control and Solid
Waste Disposal Revenue,
Refunding (General Electric
Company Project)	3.50	6/1/06	1,000,000 [f]	1,000,000
Louisiana—.6%
New Orleans,
Sewerage Service, BAN	2.97	7/26/06	2,500,000	2,485,175
Total Short-Term Municipal Investments
(cost $3,471,250)				3,485,175

Total Investments (cost $591,508,753)			143.1%	616,156,056
Cash and Receivables (Net)			.1%	503,373
Preferred Stock, at redemption value			(43.2%)	(186,000,000)
Net Assets			100.0%	430,659,429

[a] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[b] Non-income producing security; interest payments in default.
[c] Purchased on a delayed delivery basis.
[d] Inverse floater security—the interest rate is subject to change periodically.
[e] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, these securities amounted to $18,173,540 or 4.2% of net assets.
[f] Securities payable on demand.Variable interest rate—subject to periodic change.

18

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors
Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	RAC	Revenue Anticipation
Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage
Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue
Anticipation Notes
XLCA	XL Capital Assurance

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s	or	Standard & Poor’s	Value (%) †

AAA	Aaa		AAA	28.2
AA	Aa		AA	18.5
A	A		A	13.8
BBB	Baa		BBB	20.3
BB	Ba		BB	3.3
B	B		B	5.6
CCC	Caa		CCC	2.0
F1	MIG1/P1		SP1/A1	.4
Not Rated [g]	Not Rated [g]		Not Rated [g]	7.9
				100.0
†	Based on total investments.
[g]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

20

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2006 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	591,508,753	616,156,056
Cash		3,145,544
Interest receivable		11,495,239
Receivable for investment securities sold		1,529,427
Prepaid expenses		36,164
		632,362,430

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(a)		342,156
Payable for investment securities purchased		15,125,510
Dividends payable to Preferred shareholders		60,348
Commissions payable		18,254
Accrued expenses and other liabilities		156,733
		15,703,001

Auction Preferred Stock, Series A, B and C, par value
$.001 per share (7,440 shares issued and outstanding
at $25,000 per share liquidation value)—Note 1		186,000,000

Net Assets applicable to Common Shareholders ($)		430,659,429

Composition of Net Assets ($):
Common Stock, par value, $.001 per share
(48,254,703 shares issued and outstanding)		48,255
Paid-in capital		436,210,021
Accumulated undistributed investment income—net		423,384
Accumulated net realized gain (loss) on investments		(30,669,534)
Accumulated net unrealized appreciation
(depreciation) on investments		24,647,303

Net Assets applicable to Common Shareholders ($)		430,659,429

Common Shares Outstanding
(110 million shares of $.001 par value Common Stock authorized)		48,254,703

Net Asset Value per share of Common Stock ($)		8.92

See notes to financial statements.

The Fund 21

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2006 (Unaudited)

Investment Income ($):
Interest Income	17,578,156
Expenses:
Investment advisory fee—Note 3(a)	1,538,969
Administration fee—Note 3(a)	769,484
Commission fees—Note 1	244,798
Professional fees	42,532
Shareholders’ reports	34,761
Directors’ fees and expenses—Note 3(b)	25,462
Registration fees	21,435
Shareholder servicing costs	17,566
Custodian fees	2,696
Interest expense—Note 2	32
Miscellaneous	25,933
Total Expenses	2,723,668
Less—reduction in investment advisory fee
due to undertaking—Note 3(a)	(307,794)
Less—reduction in custody fees
due to earnings credit—Note 1(b)	(1,611)
Net Expenses	2,414,263
Investment Income—Net	15,163,893

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	1,434,584
Net realized gain (loss) on financial futures	12,200
Net Realized Gain (Loss)	1,446,784
Net unrealized appreciation (depreciation) on investments	932,027
Net Realized and Unrealized Gain (Loss) on Investments	2,378,811
Dividends on Preferred Stock	(2,899,657)
Net Increase in Net Assets Resulting from Operations	14,643,047

See notes to financial statements.
22

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2006	Year Ended
	(Unaudited)	November 30, 2005

Operations ($):
Investment income—net	15,163,893	30,171,570
Net realized gain (loss) on investments	1,446,784	3,240,390
Net unrealized appreciation
(depreciation) on investments	932,027	3,264,265
Dividends on Preferred Stock	(2,899,657)	(4,087,520)
Net Increase (Decrease) in Net Assets
Resulting from Operations	14,643,047	32,588,705

Dividends to Common Shareholders from ($):
Investment income—net	(12,449,714)	(28,341,929)

Capital Stock Transactions ($):
Dividends reinvested—Note 1(c)	—	663,327
Total Increase (Decrease) in Net Assets	2,193,333	4,910,103

Net Assets ($):
Beginning of Period	428,466,096	423,555,993
End of Period	430,659,429	428,466,096
Undistributed investment income—net	423,384	608,862

Capital Share Transactions (Common Shares):
Increase in Common Shares Outstanding
as a Result of Dividends Reinvested	—	73,419

See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements, with respect to common stock and market price data for the fund’s common shares.

Six Months Ended
	May 31, 2006		Year Ended November 30,

	(Unaudited)	2005	2004	2003	2002[a]	2001

Per Share Data ($):
Net asset value,
beginning of period	8.88	8.79	8.90	8.56	8.75	8.60
Investment Operations:
Investment income—net	.31[b]	.63[b]	.61[b]	.64[b]	.70[b]	.72
Net realized and unrealized
gain (loss) on investments	.05	.13	(.06)	.36	(.26)	.11
Dividends on Preferred Stock
from investment
income—net	(.06)	(.08)	(.05)	(.06)	(.07)	(.12)
Total from
Investment Operations	.30	.68	.50	.94	.37	.71
Distributions to
Common Shareholders:
Dividends from investment
income—net	(.26)	(.59)	(.61)	(.60)	(.56)	(.56)
Net asset value, end of period	8.92	8.88	8.79	8.90	8.56	8.75
Market value, end of period	8.70	8.16	8.41	8.81	7.88	8.45

Total Return (%) [c]	9.85[d]	3.78	2.48	19.89	(.36)	10.72

24

Six Months Ended
	May 31, 2006		Year Ended November 30,

	(Unaudited)	2005	2004	2003	2002[a]	2001

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets
applicable to Common Stock [e]	1.27[f]	1.26	1.26	1.28	1.28	1.27
Ratio of net expenses
to average net assets
applicable to Common Stock [e]	1.12[f]	1.12	1.25	1.28	1.28	1.27
Ratio of net investment income
to average net assets
applicable to Common Stock [e]	7.05[f]	6.98	6.96	7.35	8.10	8.10
Ratio of total expenses to total
average net assets [e]	.88[f]	.88	.88	.86	.89	.89
Ratio of net expenses to total
average net assets [e]	.78[f]	.78	.86	.86	.89	.89
Ratio of net investment income
to total average net assets [e]	4.93[f]	4.88	4.84	5.10	5.61	5.64
Portfolio Turnover Rate	29.87[d]	44.20	39.94	77.92	44.71	13.36
Asset coverage of Preferred Stock,
end of period	332	330	328	330	321	326

Net Assets, net of Preferred Stock,
end of period ($ x 1,000)	430,659	428,466	423,556	428,301	411,369	420,009
Preferred Stock outstanding,
end of period ($ x 1,000)	186,000	186,000	186,000	186,000	186,000	186,000

[a]	As required, effective December 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting
Guide for Investment Companies and began accreting discount or amortizing premium on a scientific basis for debt securities on a daily basis.The effect of this change for the period ended November 30, 2002 was to increase net investment income per share and decrease net realized and unrealized gain (loss) on investments per share by less than $.01 and increase the ratio of net investment income to average net assets applicable to common shareholders from 8.08% to 8.10%. Per share data and ratios/supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.
[b]	Based on average common shares outstanding at each month end.
[c]	Calculated based on market value.
[d]	Not annualized.
[e]	Does not reflect the effect of dividends to Preferred Stock shareholders.
[f]	Annualized.
See notes to financial statements.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Strategic Municipal Bond Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified closed-end management investment company. The fund’s investment objective is to maximize current income exempt from federal income tax to the extent believed by the fund’s investment adviser to be consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. Dreyfus is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Mellon Trust of New England, N.A. (the “Custodian”) acts as the fund’s custodian. The Custodian is a wholly-owned subsidiary of Mellon Financial. PFPC Global Fund Services (“PFPC”), a subsidiary of PNC Bank (“PNC”), serves as the fund’s transfer agent, dividend-paying agent, registrar and plan agent.The fund’s Common Stock trades on the New York Stock Exchange under the ticker symbol DSM.

The fund has outstanding 2,480 shares of Series A, Series B and Series C for a total of 7,440 shares of Auction Preferred Stock (“APS”), with a liquidation preference of $25,000 per share (plus an amount equal to accumulated but unpaid dividends upon liquidation).APS dividend rates are determined pursuant to periodic auctions. Deutsche Bank Trust Company Americas, as Auction Agent, receives a fee from the fund for its services in connection with such auctions.The fund also compensates broker-dealers generally at an annual rate of .25% of the purchase price of the shares of APS placed by the broker-dealer in an auction.

The fund is subject to certain restrictions relating to the APS. Failure to comply with these restrictions could preclude the fund from declaring any distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of APS at liquidation value.

The holders of the APS, voting as a separate class, have the right to elect at least two directors.The holders of the APS vote as a separate class on certain other matters, as required by law.The fund has desig-

26

nated Robin A. Melvin and John E. Zuccotti to represent holders of APS on the fund’s Board of Directors.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in municipal debt securities are valued on the last business day of each week and month by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal securities and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on the last business day of each week and month.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(c) Dividends to shareholders of Common Stock (“Common Shareholder(s)”): Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

For common shareholders who elect to receive their distributions in additional shares of the fund, in lieu of cash, such distributions will be reinvested at the lower of the market price or net asset value per share (but not less than 95% of the market price) based on the record date’s respective prices. If the net asset value per share on the record date is lower than the market price per share, shares will be issued by the fund at the record date’s net asset value on the payable date of the distribution. If net asset value per share is less than 95% of the market value, shares will be issued by the fund at 95% of the market value. If the market price is lower than the net assets value per share on the record date, PFPC will purchase fund shares in the open market commencing on the payable date and reinvest those shares accordingly. As a result of purchasing fund shares in the open market, fund shares outstanding will not be affected by this form of reinvestment.

28

On May 30, 2006, the Board of Directors declared a cash dividend of $.043 per share from investment income-net, payable on June 27, 2006 to Common Shareholders of record as of the close of business on June 13, 2006.

(d) Dividends to Shareholders of APS: For APS, dividends are currently reset every 7 days for Series A,B and C.The dividend rates in effect at May 31, 2006 were as follows: Series A —3.40%, Series B—3.15% and Series C—3.34% .

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Internal Revenue Code of 1986 as amended, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $32,120,749 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to November 30, 2005. If not applied, $450,592 of the carryover expires in fiscal 2007, $5,542,712 expires in fiscal 2008, $442,201 expires in fiscal 2009, $9,253,314 expires in fiscal 2010, $5,474,907 expires in fiscal 2011 and $10,957,023 expires in fiscal 2012.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2005 were as follows: tax exempt income $32,429,449. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The average daily amount of borrowings outstanding under the line of credit during the period ended May 31, 2006 was approximately $1,354, with a related weighted average annualized interest rate of 4.69% .

NOTE 3—Investment Advisory Fee, Administration Fee and Other Transactions With Affiliates:

(a) The fee payable by the fund, pursuant to the provisions of an Investment Advisory Agreement with Dreyfus, is payable monthly based on an annual rate of .50% of the value of the fund’s average weekly net assets (including net assets representing auction preferred stock outstanding). The fund also has an Administration Agreement with Dreyfus, a Custody Agreement with the Custodian and a Transfer Agency and Registrar Agreement with PFPC. The fund pays in the aggregate for administration, custody and transfer agency services a monthly fee based on an annual rate of .25% of the value of the fund’s average weekly net assets (including net assets representing auction preferred stock outstanding); out-of pocket transfer agency and custody expenses are paid separately by the fund.

Dreyfus has agreed from December 1, 2005 through October 31, 2006, to waive receipt of a portion of the fund’s investment advisory fee, in the amount of .10% of the value of the fund’s average weekly net assets (including net assets representing auction preferred stock outstanding). The reduction in investment advisory fee, pursuant to the undertaking, amounted to $307,794 during the period ended May 31, 2006.

During the period ended May 31, 2006, the fund was charged $1,926 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $392,092, custodian fees $738 and chief compliance officer fees $1,605, which are offset against an expense reimbursement currently in effect in the amount of $52,279.

30

(b) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2006, amounted to $192,054,763 and $180,358,423, respectively.

At May 31, 2006, accumulated net unrealized appreciation on investments was $24,647,303, consisting of $34,587,369 gross unrealized appreciation and $9,940,066 gross unrealized depreciation.

At May 31, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 31

NOTES

32

OFFICERS AND DIRECTORS
D re y f u s S t ra t e g i c M u n i c i p a l	B o n d	Fu n d ,	I n c .

200 Park Avenue
New York, NY 10166

Directors	Portfolio Managers
Joseph S. DiMartino	Joseph P. Darcy
David W. Burke	A. Paul Disdier
William Hodding Carter, III	Douglas J. Gaylor
Ehud Houminer	Joseph A. Irace
Richard C. Leone	Colleen A. Meehan
Hans C. Mautner	W. Michael Petty
Robin A. Melvin †	Scott Sprauer
John E. Zuccotti †	James Welch
† Auction Preferred Stock Directors	Monica S.Wieboldt
Bill Vasiliou
Officers
President	Investment Adviser
Stephen E. Canter	and Administrator
Executive Vice Presidents	The Dreyfus Corporation
Stephen R. Byers
A. Paul Disdier	Custodian
Vice President	Mellon Trust of New England, N.A.

Mark N. Jacobs	Counsel
Vice President and Secretary
Michael A. Rosenberg	Stroock & Stroock & Lavan LLP
Vice President and Assistant Secretaries	Transfer Agent,
James Bitetto	Dividend-Paying Agent,
Joni Lacks Charatan	Registrar and Disbursing Agent
Joseph M. Chioffi
Janette E. Farragher	PFPC Global Fund Services
John B. Hammalian	(Common Stock)
Robert R Mullery	Deutsche Bank Trust Company Americas
Jeff Prusnofsky	(Auction Preferred Stock)
Treasurer
James Windels	Auction Agent
Assistant Treasurers	Deutsche Bank Trust Company Americas
Erik D. Naviloff	(Auction Preferred Stock)
Robert Robol
Robert Svagna	Stock Exchange Listing
Gavin C. Reilly	NYSE Symbol: DSM

Chief Compliance Officer	Initial SEC Effective Date
Joseph W. Connolly
11/22/89

The Net Asset Value appears in the following publications:Barron’s,Closed-End Bond Funds section under the heading “Municipal Bond Funds”every Monday;Wall Street Journal,Mutual Funds section under the heading “Closed-End Funds”every Monday; NewYork Times,Business section under the heading “Closed-End Bond Funds—Municipal Bond Funds”every Monday.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940,as amended,that the fund may purchase shares of its common stock in the open market when it can do so at prices below the then current net asset value per share.

The Fund 33

For More Information

Dreyfus Strategic Municipal	Transfer Agent,
Bond Fund, Inc.	Dividend-Paying Agent,
200 Park Avenue	Registrar and Disbursing Agent
New York, NY 10166	PFPC Global Fund Services
Manager	(Common Stock)
101 Federal Street
The Dreyfus Corporation
Boston, MA 02110
200 Park Avenue
New York, NY 10166

Custodian
Mellon Trust of
New England, N.A.
One Boston Place
Boston, MA 02108

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies
Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly

Dreyfus Strategic Municipal Bond Fund, Inc.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	July 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	July 31, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	July 31, 2006

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)